FINANCE INCOME (Tables)	12 Months Ended
Jun. 30, 2024
Finance Income [Abstract]
Finance income

Amounts in R million	Note	2024	2023	2022

Interest earned on cash and cash equivalents	13	148.5	190.2	111.8
Growth in cash and cash equivalents in environmental rehabilitation trust funds		—	—	14.8
Growth in reimbursive right for environmental rehabilitation guarantees		—	—	1.8
Growth in investment in Guardrisk	12	84.5	50.5	13.1
Dividends received	25	29.3	78.3	71.5
Unwinding of payments made under protest	24	7.2	5.7	5.8
Realised/unrealised foreign exchange gain		10.4	9.0	7.0
Other finance income		0.9	0.6	—
		280.8	334.3	225.8